Summary of Guaranteed Facilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 2,908,400,000	$ 2,930,500,000
Line of credit facility remaining borrowing capacity	788,300,000	1,210,500,000
Long-term Rand revolving credit facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	408,400,000	430,500,000
Line of credit facility remaining borrowing capacity	58,300,000	430,500,000
1 billion notes issue [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	1,000,000,000	1,000,000,000
1 billion syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	1,000,000,000	1,000,000,000
Line of credit facility remaining borrowing capacity	334,000,000	780,000,000
500 million syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	500,000,000
Line of credit facility remaining borrowing capacity	396,000,000
Split-tenor revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		500,000,000
Sibanye Gold
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	350,100,000
Sibanye Gold | Long-term Rand revolving credit facilities [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	350,100,000
Gold Fields [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	1,770,000,000	1,720,000,000
Gold Fields [Member] | 1 billion notes issue [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	1,000,000,000	1,000,000,000
Gold Fields [Member] | 1 billion syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	666,000,000	220,000,000
Gold Fields [Member] | 500 million syndicated revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount	104,000,000
Gold Fields [Member] | Split-tenor revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities outstanding amount		$ 500,000,000